Provisions for employee benefits	12 Months Ended
Dec. 31, 2021
Provisions for employee benefits
Provisions for employee benefits

22 Provisions for employee benefits

(€ million)	December 31, 2021	December 31, 2020
Italian defined benefit plans	227	258
Foreign defined benefit plans	129	493
FISDE, foreign medical plans and other	162	182
Defined benefit plans	518	933
Other benefit plans	301	268
Provision for employee benefits	819	1,201

The liability relating to Eni’s commitment to cover the healthcare costs of personnel is determined based on the contributions paid by the Company.

Other employee benefit plans related to deferred monetary incentive plans for €124 million, contratti di espansione (agreed redundancy plans for workers) for €69 million, isopensione plans (a post retirement benefit plan applicable to a specific category of employees) of Eni gas e luce Società Benefit for €66 million, jubilee awards for €29 million and other long-term plans for €13 million.

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	2021						2020
			FISDE,						FISDE,
			foreign						foreign
	Italian	Foreign	medical				Italian	Foreign	medical
	defined	defined	plans	Defined	Other		defined	defined	plans	Defined	Other
	benefit	benefit	and	benefit	benefit		benefit	benefit	and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total	plans	plans	other	plans	plans	Total
Present value of benefit liabilities at beginning of year	258	1,140	182	1,580	268	1,848	269	1,044	177	1,490	278	1,768
Current service cost	1	16	3	20	49	69	—	23	3	26	50	76
Interest cost	1	24	1	26	—	26	2	27	2	31	1	32
Remeasurements:	—	(118)	(6)	(124)	(11)	(135)	5	48	13	66	4	70
- actuarial (gains) losses due to changes in demographic assumptions	(1)	(3)	(4)	(8)	(1)	(9)	(3)	(10)	2	(11)	2	(9)
- actuarial (gains) losses due to changes in financial assumptions	(1)	(111)	3	(109)	2	(107)	9	71	13	93	5	98
- experience (gains) losses	2	(4)	(5)	(7)	(12)	(19)	(1)	(13)	(2)	(16)	(3)	(19)
Past service cost and (gain) loss on settlements	—	—	—		107	107	—	(2)	—	(2)	20	18
Plan contributions:	—	1	—	1	—	1	—	1	—	1	—	1
- employee contributions	—	1	—	1	—	1	—	1	—	1	—	1
Benefits paid	(36)	(39)	(8)	(83)	(56)	(139)	(20)	(33)	(9)	(62)	(63)	(125)
Currency translation differences and other changes	3	(263)	(10)	(270)	(56)	(326)	2	32	(4)	30	(22)	8
Present value of benefit liabilities at end of year (a)	227	761	162	1,150	301	1,451	258	1,140	182	1,580	268	1,848
Plan assets at beginning of year	—	648	—	648	—	648	—	632	—	632	—	632
Interest income	—	12	—	12	—	12	—	15	—	15	—	15
Return on plan assets	—	(5)	—	(5)	—	(5)	—	51	—	51	—	51
Past service cost and (gains) losses settlements	—	—	—	—	—	—	—	(3)	—	(3)	—	(3)
Plan contributions:	—	15	—	15	—	15	—	15	—	15	—	15
- employee contributions	—	1	—	1	—	1	—	1	—	1	—	1
- employer contributions	—	14	—	14	—	14	—	14	—	14	—	14
Benefits paid	—	(28)	—	(28)	—	(28)	—	(21)	—	(21)	—	(21)
Currency translation differences and other changes	—	(9)	—	(9)	—	(9)	—	(41)	—	(41)	—	(41)
Plan assets at end of year (b)	—	633	—	633	—	633	—	648	—	648	—	648
Asset ceiling at beginning of year	—	1	—	1	—	1	—	—	—	—	—	—
Change in asset ceiling	—	—	—	—	—	—	—	1	—	1	—	1
Asset ceiling at end of year (c)	—	1	—	1	—	1	—	1	—	1	—	1
Net liability recognized at end of year (a-b+c)	227	129	162	518	301	819	258	493	182	933	268	1,201

Employee benefit plans included the actuarial liability, net of plan assets, attributable to partners operating in exploration and production activities of €1 million (€268 million at December 31, 2020). Eni recorded a receivable for an amount equivalent to such liability. The decrease in the net liability of €267 million is essentially due to the recalculation of the actuarial liability with new parameters.

Costs charged to the profit and loss account, valued using actuarial assumptions, consisted of the following:

			FISDE,
	Italian	Foreign	foreign
	defined	defined	medical	Defined	Other
	benefit	benefit	plans and	benefit	benefit
(€ million)	plans	plans	other	plans	plans	Total
2021
Current service cost	1	16	3	20	49	69
Past service cost and (gains) losses on settlements	—	—	—	—	107	107
Interest cost (income), net:					—	—
- interest cost on liabilities	1	24	1	26	—	26
- interest income on plan assets	—	(12)		(12)	—	(12)
Total interest cost (income), net	1	12	1	14	—	14
- of which recognized in “Payroll and related cost”	—	—	—	—	—	—
- of which recognized in “Financial income (expense)”	1	12	1	14	—	14
Remeasurements for long-term plans				—	(11)	(11)
Total	2	28	4	34	145	179
- of which recognized in “Payroll and related cost”	1	16	3	20	145	165
- of which recognized in “Financial income (expense)”	1	12	1	14	—	14
2020
Current service cost	—	23	3	26	50	76
Past service cost and (gains) losses on settlements	—	1	—	1	20	21
Interest cost (income), net:	—	—		—	—	—
- interest cost on liabilities	2	27	2	31	1	32
- interest income on plan assets	—	(15)	—	(15)	—	(15)
Total interest cost (income), net	2	12	2	16	1	17
- of which recognized in “Payroll and related cost”				—	1	1
- of which recognized in “Financial income (expense)”	2	12	2	16	—	16
Remeasurements for long-term plans				—	4	4
Total	2	36	5	43	75	118
- of which recognized in “Payroll and related cost”	—	24	3	27	75	102
- of which recognized in “Financial income (expense)”	2	12	2	16	—	16

Costs of defined benefit plans recognized in other comprehensive income consisted of the following:

	2021				2020
			FISDE,				FISDE,
	Italian		foreign		Italian	Foreign	foreign
	defined	Foreign	medical		defined	defined	medical
	benefit	defined	plans and		benefit	benefit	plans and
(€ million)	plans	benefit plans	other	Total	plans	plans	other	Total
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions	(1)	(3)	(4)	(8)	(3)	(10)	2	(11)
Actuarial (gains)/losses due to changes in financial assumptions	(1)	(111)	3	(109)	9	71	13	93
Experience (gains) losses	2	(4)	(5)	(7)	(1)	(13)	(2)	(16)
Return on plan assets	—	5	—	5	—	(51)	—	(51)
Change in asset ceiling	—	—	—	—	—	1	—	1
	—	(113)	(6)	(119)	5	(2)	13	16

Plan assets consisted of the following:

							Assets
	Cash and						held by
	cash	Equity	Debt	Real		Investment	insurance
(€ million)	equivalents	securities	securities	estate	Derivatives	funds	company	Other	Total
December 31, 2021
Plan assets with a quoted market price	95	43	299	8	3	1	23	157	629
Plan assets without a quoted market price							4		4
	95	43	299	8	3	1	27	157	633
December 31, 2020
Plan assets with a quoted market price	117	38	297	8	2	76	20	87	645
Plan assets without a quoted market price							3		3
	117	38	297	8	2	76	23	87	648

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2022 consisted of the following:

				FISDE, foreign	Other
		Italian defined	Foreign defined	medical plans	benefit
		benefit plans	benefit plans	and other	plans
2021
Discount rate	(%)	1.0	0.3-15.3	1.0	0.0-1.0
Rate of compensation increase	(%)	2.8	1.5-12.5
Rate of price inflation	(%)	1.8	0.7-13.3	1.8	1.8
Life expectations on retirement at age 65	(years)		13-25	24

2020
Discount rate	(%)	0.3	0.1-14.7	0.3	0.0-0.3
Rate of compensation increase	(%)	1.8	1.3-12.5
Rate of price inflation	(%)	0.8	0.8-12.2	0.8	0.8
Life expectations on retirement at age 65	(years)		13-26	24

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

Foreign
		Euro	Rest		Other	defined
		area	of Europe	Africa	areas	benefit plans
2021
Discount rate	(%)	0.9-1.2	0.3-1.9	3.0-15.3	6.7	0.3-15.3
Rate of compensation increase	(%)	1.5-3.0	2.5-4.0	1.9-12.5	5.0	1.5-12.5
Rate of price inflation	(%)	1.5-1.9	0.7-3.5	3.0-13.3	3.0	0.7-13.3
Life expectations on retirement at age 65	(years)	21-23	23-25	13-15	—	13-25

2020
Discount rate	(%)	0.4-0.8	0.1-1.4	2.6-14.7	6.4-9.8	0.1-14.7
Rate of compensation increase	(%)	1.3-3.0	2.5-3.6	2.0-12.5	5.0-9.8	1.3-12.5
Rate of price inflation	(%)	1.3-1.9	0.8-3.1	2.6-12.2	3.0-5.0	0.8-12.2
Life expectations on retirement at age 65	(years)	21-22	23-26	13-17	—	13-26

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:

						Rate of
			Rate	Rate of	Healthcare	increases to
			of price	increases in	cost	pensions in
	Discount rate		inflation	pensionable salaries	trend rate	payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2021
Italian defined benefit plans	(9)	9	6	—	—	—
Foreign defined benefit plans	(49)	55	34	11	—	28
FISDE, foreign medical plans and other	(10)	11	—	—	10	—
Other benefit plans	(4)	1	1	—	—	—
December 31, 2020
Italian defined benefit plans	(10)	6	7	—	—	—
Foreign defined benefit plans	(84)	92	47	25	—	67
FISDE, foreign medical plans and other	(10)	7	—	—	11	—
Other benefit plans	(3)	1	1	—	—	—

The sensitivity analysis was performed based on the results for each plan through assessments calculated considering modified parameters.

The amount of contributions expected to be paid for employee benefit plans in the next year amounted to €123 million, of which €40 million related to defined benefit plans.

The following is an analysis by maturity date of the liabilities for employee benefit plans and their relative weighted average duration:

		Foreign	FISDE, foreign
	Italian defined	defined benefit	medical plans	Other benefit
(€ million)	benefit plans	plans	and other	plans
December 31, 2021
2022	16	23	9	83
2023	16	24	7	80
2024	18	29	7	69
2025	20	24	7	25
2026	20	25	7	11
2027 and thereafter	137	4	125	33
Weighted average duration (years)	9.8	17.6	13.6	3.1
December 31, 2020
2021	12	44	8	71
2022	13	42	7	66
2023	17	50	7	63
2024	20	63	7	16
2025	21	67	7	12
2026 and thereafter	175	227	146	40
Weighted average duration (years)	8.2	19.1	13.7	2.8